Share-Based Payments	12 Months Ended
Dec. 31, 2021
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS

32. SHARE-BASED PAYMENTS

On 3 June 2020, the Board of Directors approved the Group’s share-based employee compensation plan, the 2020 Omnibus Incentive Plan (“the Plan”). Under the Plan, the following awards may be granted:

—     Options to buy Common Shares (“Stock Options”), which may be either incentive stock options (“Incentive Stock Options” or “ISOs”) qualified under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or non-qualified stock options (“Non-Qualified Stock Options” or “NQSOs”), which do not satisfy the requirements of Incentive Stock Options;

—     Share appreciation rights (“SARs”) (including tandem, non-tandem and limited SARs);

—     Restricted shares awards (“Restricted Shares Awards”);

—     Performance awards denominated in Common Shares or cash (“Performance Awards”);

—     Other share-based awards (“Other Share-Based Awards”), including but not limited to restricted share units (“RSUs”); and

—     Other cash-based awards (“Other Cash-Based Awards”).

On 30 September 2020, the Board of Directors approved the grant of 134,500 restricted shares (the “Restricted Shares Awards”) to certain participants (designated employees) with the following salient features:

Grant date	7 October 2020
First vesting date (tranche 1)	2 January 2021
Second vesting date (tranche 2)	2 January 2022
Third vesting date (tranche 3)	2 January 2023
Total number of restricted shares awards	134,500
Number of restricted shares awards vesting each period	44,833
Grant date fair value (USD)	7.896

On 16 February 2021, the Board of Directors approved the grant of 180,000 restricted shares to certain participants (designated employees) with the following salient features:

Grant date	16 February 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	180,000
Number of restricted shares awards vesting each period	60,000
Grant date fair value (USD)	7.940

On 31 March 2021, the Board of Directors approved the grant of 132,190 restricted shares to Wasef Jabsheh (designated employee) with the following salient features:

Grant date	31 March 2021
First vesting date (tranche 1)	2 January 2022
Second vesting date (tranche 2)	2 January 2023
Third vesting date (tranche 3)	2 January 2024
Total number of restricted shares awards	132,190
Number of restricted shares awards vesting each period	44,063
Grant date fair value (USD)	8.170

Grant date fair values represent the closing quoted prices of the Company’s share on Nasdaq on the dates when awards were officially communicated to the participants and shall be applicable for all the three vesting tranches.

Participant’s continued service with the Company or any of its Subsidiaries on each applicable vesting date is the only vesting condition to be met. There is no other performance related condition attached to the vesting of shares.

The movement on the number of restricted shares during the year is as follows:

	2021	2020
Balance at 1 January	134,500	—
Restricted shares granted	312,190	134,500
Restricted shares vested	(44,833)	—
Restricted shares forfeited	(5,000)	—
Balance at end of the year	396,857	134,500

The Company has applied the graded vesting method in recognition of share-based payment expense. Accordingly, the Company has assessed the expected length of service period from date of shares grant until end of each vesting period respectively and considered this to determine proportionate earnout shares at 31 December 2021 and 2020 attributed to each vesting tranche.

Number of earnout shares to be considered for accounting purposes at year end for each tranche are as follow:

	Grant	Days from grant date	Earn out shares from first vesting (tranche 1)	Earn out shares from second vesting (tranche 2)	Earn out shares from third vesting (tranche 3)	Total
31 December 2021	7 October 2020 grant	451	1,019	33,635	18,627	53,281
	16 February 2021 grant	319	59,626	27,901	18,211	105,738
	31 March 2021 grant	276	43,746	18,914	12,065	74,725
	Total		104,391	80,450	48,903	233,744

31 December 2020	7 October 2020 grant	88	43,814	8,511	4,714	57,039

Accordingly, total earnout shares of 233,744 at 31 December 2021 (2020: 57,039) are measured at the shares grant date fair value to arrive at expense recognized for the share based payment. For the year ended 31 December 2021, share-based payments expense of USD 1,871 thousand (2020: USD 450 thousand) was recorded in the consolidated statement of income with a corresponding credit to common shares and share premium as shown in the consolidated statement of changes in equity.